SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed statements of comprehensive income

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$2,650	$59,066	$—	$61,716
Interest and other income from affiliates	—	46,382	88,636	(37,097)	97,921
Servicing fee income	—	21,185	29	(21,007)	207
Rental income on operating leases	—	20,314	13,360	—	33,674
Other income	—	8,823	8,718	—	17,541

Total revenues	—	99,354	169,809	(58,104)	211,059

EXPENSES:
Interest expense:
Interest expense to third parties	10,860	1,294	39,948	—	52,102
Interest expense to affiliates	83	37,314	9,112	(37,097)	9,412

Total interest expense	10,943	38,608	49,060	(37,097)	61,514

Operating expenses:
Fees charged by affiliates	—	12,239	23,680	(21,007)	14,912
Provision for credit losses	—	3,735	8,345	—	12,080
Depreciation of equipment on operating leases	—	15,963	11,058	—	27,021
Other expenses (income)	—	6,521	1,637	—	8,158

Total operating expenses	—	38,458	44,720	(21,007)	62,171

Total expenses	10,943	77,066	93,780	(58,104)	123,685

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,943)	22,288	76,029	—	87,374
Income tax (benefit) provision	(4,287)	9,152	25,558	—	30,423
Equity in income of consolidated subsidiaries accounted for under the equity method	63,133	49,997	—	(113,130)	—

NET INCOME	56,477	63,133	50,471	(113,130)	56,951
Net income attributed to noncontrolling interest	—	—	(474)	—	(474)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$56,477	$63,133	$49,997	$(113,130)	$56,477

COMPREHENSIVE INCOME	$83,025	$89,681	$72,498	$(161,705)	$83,499
Comprehensive income attributed to noncontrolling interest	—	—	(474)	—	(474)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$83,025	$89,681	$72,024	$(161,705)	$83,025

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$9,402	$169,170	$—	$178,572
Interest and other income from affiliates	—	130,291	263,369	(102,689)	290,971
Servicing fee income	—	60,198	125	(59,522)	801
Rental income on operating leases	—	62,402	37,264	—	99,666
Other income	—	22,590	28,287	—	50,877

Total revenues	—	284,883	498,215	(162,211)	620,887

EXPENSES:
Interest expense:
Interest expense to third parties	31,468	4,705	127,120	—	163,293
Interest expense to affiliates	228	102,682	26,890	(102,689)	27,111

Total interest expense	31,696	107,387	154,010	(102,689)	190,404

Operating expenses:
Fees charged by affiliates	—	38,515	68,202	(59,522)	47,195
(Benefit) provision for credit losses	—	(10,294)	26,112	—	15,818
Depreciation of equipment on operating leases	—	49,636	30,779	—	80,415
Other expenses (income)	—	21,688	4,497	—	26,185

Total operating expenses	—	99,545	129,590	(59,522)	169,613

Total expenses	31,696	206,932	283,600	(162,211)	360,017

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(31,696)	77,951	214,615	—	260,870
Income tax (benefit) provision	(12,420)	30,913	73,291	—	91,784
Equity in income of consolidated subsidiaries accounted for under the equity method	187,136	140,098	—	(327,234)	—

NET INCOME	167,860	187,136	141,324	(327,234)	169,086
Net income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$167,860	$187,136	$140,098	$(327,234)	$167,860

COMPREHENSIVE INCOME	$194,769	$214,045	$163,693	$(376,512)	$195,995
Comprehensive income attributed to noncontrolling interest	—	—	(1,226)	—	(1,226)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$194,769	$214,045	$162,467	$(376,512)	$194,769

	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$4,041	$55,093	$—	$59,134
Interest and other income from affiliates	—	40,244	85,848	(31,285)	94,807
Servicing fee income	—	18,600	97	(18,348)	349
Rental income on operating leases	—	22,859	11,516	—	34,375
Other income	—	7,626	11,008	—	18,634

Total revenues	—	93,370	163,562	(49,633)	207,299

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	1,430	50,992	—	53,695
Interest expense to affiliates	53	33,766	7,579	(31,285)	10,113

Total interest expense	1,326	35,196	58,571	(31,285)	63,808

Operating expenses:
Fees charged by affiliates	—	11,784	21,427	(18,348)	14,863
Provision for credit losses	—	3,663	4,521	—	8,184
Depreciation of equipment on operating leases	—	18,127	9,557	—	27,684
Other expenses	—	5,915	3,729	—	9,644

Total operating expenses	—	39,489	39,234	(18,348)	60,375

Total expenses	1,326	74,685	97,805	(49,633)	124,183

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,326)	18,685	65,757	—	83,116
Income tax (benefit) provision	(528)	6,397	24,390	—	30,259
Equity in income of consolidated subsidiaries accounted for under the equity method	53,360	41,072	—	(94,432)	—

NET INCOME	52,562	53,360	41,367	(94,432)	52,857
Net income attributed to noncontrolling interest	—	—	(295)	—	(295)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$52,562	$53,360	$41,072	$(94,432)	$52,562

COMPREHENSIVE INCOME	$10,800	$11,598	$547	$(11,850)	$11,095
Comprehensive income attributed to noncontrolling interest	—	—	(295)	—	(295)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$10,800	$11,598	$252	$(11,850)	$10,800

	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES:
Interest income on retail and other notes and finance leases	$—	$13,554	$163,259	$—	$176,813
Interest and other income from affiliates	—	111,554	258,969	(85,826)	284,697
Servicing fee income	—	53,356	441	(52,477)	1,320
Rental income on operating leases	—	64,062	39,767	—	103,829
Other income	—	22,018	32,127	—	54,145

Total revenues	—	264,544	494,563	(138,303)	620,804

EXPENSES:
Interest expense:
Interest expense to third parties	1,273	(7,824)	173,759	—	167,208
Interest expense to affiliates	131	98,164	23,437	(85,826)	35,906

Total interest expense	1,404	90,340	197,196	(85,826)	203,114

Operating expenses:
Fees charged by affiliates	—	36,286	61,740	(52,477)	45,549
Provision (benefit) for credit losses	—	8,987	4,456	—	13,443
Depreciation of equipment on operating leases	—	50,966	33,665	—	84,631
Other expenses	—	22,701	4,866	—	27,567

Total operating expenses	—	118,940	104,727	(52,477)	171,190

Total expenses	1,404	209,280	301,923	(138,303)	374,304

(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(1,404)	55,264	192,640	—	246,500
Income tax (benefit) provision	(559)	18,060	72,262	—	89,763
Equity in income of consolidated subsidiaries accounted for under the equity method	156,482	119,278	—	(275,760)	—

NET INCOME	155,637	156,482	120,378	(275,760)	156,737
Net income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$155,637	$156,482	$119,278	$(275,760)	$155,637

COMPREHENSIVE INCOME	$128,356	$129,201	$94,863	$(222,964)	$129,456
Comprehensive income attributed to noncontrolling interest	—	—	(1,100)	—	(1,100)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$128,356	$129,201	$93,763	$(222,964)	$128,356

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$17,089	$221,241	$—	$238,330
Interest and other income from affiliates	—	153,927	346,146	(118,067)	382,006
Servicing fee income	—	72,087	514	(70,854)	1,747
Rental income on operating leases	—	85,346	52,383	—	137,729
Other income	—	29,237	41,950	—	71,187

Total revenues	—	357,686	662,234	(188,921)	830,999

EXPENSES
Interest expense:
Interest expense to third parties	8,184	(755)	216,760	—	224,189
Interest expense to affiliates	190	131,869	30,653	(118,067)	44,645

Total interest expense	8,374	131,114	247,413	(118,067)	268,834

Operating expenses:
Fees charged by affiliates	—	50,055	83,744	(70,854)	62,945
Provision for credit losses	—	31,463	1,390	—	32,853
Other than temporary impairment of retained interests	—	30	785	—	815
Depreciation of equipment on operating leases	—	66,279	44,035	—	110,314
Other expenses	1	29,213	6,437	—	35,651

Total operating expenses	1	177,040	136,391	(70,854)	242,578

Total expenses	8,375	308,154	383,804	(188,921)	511,412

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(8,375)	49,532	278,430	—	319,587
Income tax (benefit) provision	(3,282)	18,830	102,505	—	118,053
Equity in income of consolidated subsidiaries accounted for under the equity method	205,139	174,437	—	(379,576)	—

NET INCOME	200,046	205,139	175,925	(379,576)	201,534
Net income attributed to the noncontrolling interest	—	—	(1,488)	—	(1,488)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$200,046	$205,139	$174,437	$(379,576)	$200,046

COMPREHENSIVE INCOME	$183,120	$188,213	$160,064	$(346,789)	$184,608
Comprehensive income attributed to noncontrolling interest	—	—	(1,488)	—	(1,488)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$183,120	$188,213	$158,576	$(346,789)	$183,120

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$22,272	$245,279	$—	$267,551
Interest and other income from affiliates	—	153,814	306,906	(84,337)	376,383
Gain on retail, wholesale and revolving credit notes sold	—	38	—	—	38
Servicing fee income	—	68,145	1,419	(66,224)	3,340
Rental income on operating leases	—	105,844	35,145	—	140,989
Other income	—	30,695	44,555	—	75,250

Total revenues	—	380,808	633,304	(150,561)	863,551

EXPENSES
Interest expense:
Interest expense to third parties	—	20,296	212,152	—	232,448
Interest expense to affiliates	155	121,999	42,767	(84,337)	80,584

Total interest expense	155	142,295	254,919	(84,337)	313,032

Operating expenses:
Fees charged by affiliates	—	50,613	77,075	(66,224)	61,464
Provision for credit losses	—	70,981	5,413	—	76,394
Other than temporary impairment of retained interests	—	—	4,108	—	4,108
Depreciation of equipment on operating leases	—	87,838	30,010	—	117,848
Other expenses	1	27,208	15,949	—	43,158

Total operating expenses	1	236,640	132,555	(66,224)	302,972

Total expenses	156	378,935	387,474	(150,561)	616,004

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(156)	1,873	245,830	—	247,547
Income tax (benefit) provision	(62)	1,303	83,826	—	85,067
Equity in income of consolidated subsidiaries accounted for under the equity method	160,713	160,143	—	(320,856)	—

NET INCOME	160,619	160,713	162,004	(320,856)	162,480
Net income attributed to the noncontrolling interest	—	—	(1,861)	—	(1,861)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$160,619	$160,713	$160,143	$(320,856)	$160,619

COMPREHENSIVE INCOME	$189,635	$189,729	$188,666	$(376,534)	$191,496
Comprehensive income attributed to noncontrolling interest	—	—	(1,861)	—	(1,861)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$189,635	$189,729	$186,805	$(376,534)	$189,635

	Condensed Statements of Comprehensive Income for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
REVENUES
Interest income on retail and other notes and finance leases	$—	$37,686	$85,873	$—	$123,559
Interest and other income from affiliates	—	105,741	127,868	(47,984)	185,625
Gain on retail, wholesale and revolving credit notes sold	—	(18,326)	165,787	—	147,461
Servicing fee income	—	72,806	9,515	(24,380)	57,941
Rental income on operating leases	—	111,257	27,147	—	138,404
Other income	—	27,010	22,200	—	49,210

Total revenues	—	336,174	438,390	(72,364)	702,200

EXPENSES
Interest expense:
Interest expense to third parties	—	41,657	35,911	—	77,568
Interest expense to affiliates	110	105,731	44,707	(47,984)	102,564

Total interest expense	110	147,388	80,618	(47,984)	180,132

Operating expenses:
Fees charged by affiliates	—	55,769	25,803	(24,380)	57,192
Provision for credit losses	—	43,255	45,687	—	88,942
Other than temporary impairment of retained interests	—	—	37,468	—	37,468
Depreciation of equipment on operating leases	—	93,777	22,392	—	116,169
Other expenses	1	40,642	13,635	—	54,278

Total operating expenses	1	233,443	144,985	(24,380)	354,049

Total expenses	111	380,831	225,603	(72,364)	534,181

Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(111)	(44,657)	212,787	—	168,019
Income tax (benefit) provision	(48)	(23,094)	75,443	—	52,301
Equity in income of consolidated subsidiaries accounted for under the equity method	113,339	134,902	—	(248,241)	—

NET INCOME	113,276	113,339	137,344	(248,241)	115,718
Net income attributed to the noncontrolling interest	—	—	(2,442)	—	(2,442)

NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$113,276	$113,339	$134,902	$(248,241)	$113,276

COMPREHENSIVE INCOME	$190,234	$190,297	$204,052	$(391,907)	$192,676
Comprehensive income attributed to noncontrolling interest	—	—	(2,442)	—	(2,442)

COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$190,234	$190,297	$201,610	$(391,907)	$190,234

Schedule of condensed balance sheets

	Condensed Balance Sheets as of September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$170,923	$121,999	$—	$292,922
Restricted cash	—	100	675,038	—	675,138
Receivables, less allowance for credit losses	—	695,718	10,391,068	—	11,086,786
Retained interests in securitized receivables	—	5,583	7,106	(4,316)	8,373
Affiliated accounts and notes receivable	629,003	1,909,687	1,214,870	(3,737,609)	15,951
Equipment on operating leases, net	—	429,141	309,376	—	738,517
Equipment held for sale	—	15,102	5,082	—	20,184
Investments in consolidated subsidiaries accounted for under the equity method	1,420,509	1,700,202	—	(3,120,711)	—
Goodwill and intangible assets	—	84,212	36,651	—	120,863
Other assets	16,107	5,538	45,445	—	67,090

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$118,603	$4,675,484	$—	$4,794,087
Accounts payable and other accrued liabilities	15,730	2,243,707	1,123,575	(2,961,576)	421,436
Affiliated debt	9,731	1,051,123	867,359	(780,349)	1,147,864
Long-term debt	650,000	182,264	4,383,466	—	5,215,730

Total liabilities	675,461	3,595,697	11,049,884	(3,741,925)	11,579,117
STOCKHOLDER'S EQUITY	1,390,158	1,420,509	1,756,751	(3,120,711)	1,446,707

TOTAL	$2,065,619	$5,016,206	$12,806,635	$(6,862,636)	$13,025,824

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Balance Sheets as of December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$306,208	$287,885	$—	$594,093
Restricted cash	—	100	767,259	—	767,359
Receivables, less allowance for credit losses	—	834,392	8,552,157	—	9,386,549
Retained interests in securitized receivables	—	6,464	15,103	(4,278)	17,289
Affiliated accounts and notes receivable	641,566	1,184,507	1,436,347	(3,068,503)	193,917
Equipment on operating leases, net	—	377,294	270,323	—	647,617
Equipment held for sale	—	27,106	5,025	—	32,131
Investments in consolidated subsidiaries accounted for under the equity method	1,203,432	1,567,061	—	(2,770,493)	—
Goodwill and intangible assets	—	84,720	35,369	—	120,089
Other assets	13,588	33,283	95,236	—	142,107

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$160,200	$4,635,835	$—	$4,796,035
Accounts payable and other accrued liabilities	6,777	2,265,212	528,047	(2,349,208)	450,828
Affiliated debt	9,453	602,960	930,430	(723,573)	819,270
Long-term debt	650,000	189,331	3,748,442	—	4,587,773

Total liabilities	666,230	3,217,703	9,842,754	(3,072,781)	10,653,906
STOCKHOLDER'S EQUITY	1,192,356	1,203,432	1,621,950	(2,770,493)	1,247,245

TOTAL	$1,858,586	$4,421,135	$11,464,704	$(5,843,274)	$11,901,151

	Condensed Balance Sheets as of December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$200,287	$220,505	$—	$420,792
Restricted cash	—	100	773,154	—	773,254
Receivables, less allowance for credit losses	—	928,022	7,699,191	—	8,627,213
Retained interests in securitized receivables	—	19,641	21,495	(3,222)	37,914
Affiliated accounts and notes receivable	285	955,399	1,208,725	(2,030,990)	133,419
Equipment on operating leases, net	—	359,050	254,843	—	613,893
Equipment held for sale	—	33,132	13,264	—	46,396
Investments in consolidated subsidiaries accounted for under the equity method	1,100,219	1,408,487	—	(2,508,706)	—
Goodwill and intangible assets	—	84,656	36,368	—	121,024
Other assets	19	—	159,255	(49,690)	109,584

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Short-term debt, including current maturities of long-term debt	$—	$141,563	$3,734,369	$—	$3,875,932
Accounts payable and other accrued liabilities	18	1,281,528	351,271	(1,383,901)	248,916
Affiliated debt	6,269	1,286,329	974,510	(700,001)	1,567,107
Long-term debt	—	179,135	3,864,762	—	4,043,897

Total liabilities	6,287	2,888,555	8,924,912	(2,083,902)	9,735,852
STOCKHOLDER'S EQUITY	1,094,236	1,100,219	1,461,888	(2,508,706)	1,147,637

TOTAL	$1,100,523	$3,988,774	$10,386,800	$(4,592,608)	$10,883,489

Schedule of condensed statements of cash flows

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2012
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(278)	$(580,853)	$1,034,918	$56,739	$510,526

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(11,104,286)	(12,802,889)	10,043,100	(13,864,075)
Collections of receivables	—	11,251,988	11,028,995	(10,043,062)	12,237,921
Decrease in restricted cash	—	—	97,290	—	97,290
Purchase of equipment on operating leases, net	—	(101,483)	(61,724)	—	(163,207)
Other investing activities	—	(151)	—	—	(151)

Net cash from (used in) investing activities	—	46,068	(1,738,328)	38	(1,692,222)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	278	448,164	(66,894)	(56,777)	324,771
Net (decrease) increase in indebtedness	—	(48,664)	604,418	—	555,754

Net cash from financing activities	278	399,500	537,524	(56,777)	880,525

DECREASE IN CASH AND CASH EQUIVALENTS	—	(135,285)	(165,886)	—	(301,171)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	306,208	287,885	—	594,093

End of period	$—	$170,923	$121,999	$—	$292,922

	Condensed Statements of Cash Flows for the Nine Months Ended September 30, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) from operating activities	$(153,125)	$94,757	$449,131	$18,117	$408,880

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,204,270)	(11,365,186)	8,771,781	(12,797,675)
Collections of receivables	—	10,381,039	10,129,970	(8,771,614)	11,739,395
Decrease in restricted cash	—	—	79,387	—	79,387
Purchase of equipment on operating leases, net	—	(91,559)	(2,015)	—	(93,574)
Other investing activities	—	(143)	—	—	(143)

Net cash from (used in) investing activities	—	85,067	(1,157,844)	167	(1,072,610)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,125	(314,056)	(44,272)	(18,284)	(373,487)
Net increase in indebtedness	150,000	91,134	606,980	—	848,114

Net cash from (used in) financing activities	153,125	(222,922)	562,708	(18,284)	474,627

DECREASE IN CASH AND CASH EQUIVALENTS	—	(43,098)	(146,005)	—	(189,103)
CASH AND CASH EQUIVALENTS:
Beginning of period	—	200,287	220,505	—	420,792

End of period	$—	$157,189	$74,500	$—	$231,689

	Condensed Statements of Cash Flow for the Year Ended December 31, 2011
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(653,183)	$859,941	$235,827	$22,517	$465,102

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(14,454,152)	(15,762,983)	12,180,227	(18,036,908)
Proceeds from sales and collections of receivables	—	14,525,124	14,871,686	(12,179,172)	17,217,638
Purchase of equipment on operating leases, net	—	(84,523)	(63,813)	—	(148,336)
Other investing activities	—	(933)	1,986	—	1,053

Net cash from (used in) investing activities	—	(14,484)	(953,124)	1,055	(966,553)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	3,183	(683,368)	(38,753)	(23,572)	(742,510)
Net increase in indebtedness	650,000	28,832	823,430	—	1,502,262
Dividends to CNH America LLC	—	(85,000)	—	—	(85,000)

Net cash from (used in) financing activities	653,183	(739,536)	784,677	(23,572)	674,752

INCREASE IN CASH AND CASH EQUIVALENTS	—	105,921	67,380	—	173,301
CASH AND CASH EQUIVALENTS:
Beginning of year	—	200,287	220,505	—	420,792

End of year	$—	$306,208	$287,885	$—	$594,093

	Condensed Statements of Cash Flow for the Year Ended December 31, 2010
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(155)	$692,810	$(275,287)	$(60,341)	$357,027

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(12,375,373)	(13,766,266)	10,407,997	(15,733,642)
Proceeds from sales and collections of receivables	—	12,318,165	13,545,171	(10,407,997)	15,455,339
Decrease (increase) in restricted cash	—	1,992	(148,340)	—	(146,348)
Purchase (disposal) of equipment on operating leases, net	—	14,365	(145,406)	—	(131,041)
Other investing activities	—	(1,199)	—	—	(1,199)

Net cash from (used in) investing activities	—	(42,050)	(514,841)	—	(556,891)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	155	(314,591)	(220,583)	(20,931)	(555,950)
Net increase in indebtedness	—	4,870	1,068,721	—	1,073,591
Issuance of common stock	—	—	1	(1)	—
Redemption of paid in capital	—	—	(81,273)	81,273	—
Dividends to CNH America LLC	—	(295,000)	—	—	(295,000)

Net cash from (used in) financing activities	155	(604,721)	766,866	60,341	222,641

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	46,039	(23,262)	—	22,777
CASH AND CASH EQUIVALENTS:
Beginning of year	—	154,248	243,767	—	398,015

End of year	$—	$200,287	$220,505	$—	$420,792

	Condensed Statements of Cash Flow for the Year Ended December 31, 2009
	CNH Capital LLC	Guarantor Entities	All Other Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from (used in) operating activities	$(107)	$497,582	$(376,800)	$85,161	$205,836

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	—	(10,815,097)	(11,787,708)	9,015,698	(13,587,107)
Proceeds from sales and collections of receivables	—	11,311,608	13,320,491	(9,015,698)	15,616,401
Purchase of equipment on operating leases, net	—	(83,538)	(42,277)	—	(125,815)
Other investing activities	—	(45,423)	43,988	—	(1,435)

Net cash from (used in) investing activities	—	367,550	1,534,494	—	1,902,044

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	107	(717,462)	(279,867)	(80,402)	(1,077,624)
Net increase (decrease) in indebtedness	—	12,335	(664,017)	—	(651,682)
Issuance of common stock	—	—	4,759	(4,759)	—
Dividends to CNH America LLC	—	(150,000)	—	—	(150,000)

Net cash from (used in) financing activities	107	(855,127)	(939,125)	(85,161)	(1,879,306)

INCREASE IN CASH AND CASH EQUIVALENTS	—	10,005	218,569	—	228,574
CASH AND CASH EQUIVALENTS:
Beginning of year	—	144,243	25,198	—	169,441

End of year	$—	$154,248	$243,767	$—	$398,015